Offerings - Offering: 1	Oct. 02, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 14,231,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,965.34
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of common stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.